American Legacy® Fusion Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Fusion variable annuity contract issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Fusion contract.
The prospectus for the American Legacy® Fusion variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
●
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
●
Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Servicing Office approval ($2 million or more where a Living Benefit or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
●
Beginning May 19, 2025, Lincoln Market Select® Advantage, an optional Living Benefit Rider, will be available for election to all existing Contractowners. The rider provides:
●
Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a Protected Income Base;
●
An Enhancement amount added to the Protected Income Base;
●
Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal or greater than the Protected Income Base after the Enhancement; and
●
Age-based increases to the Protected Annual Income amount.
●
The Contract Value at the time of election must be at least $25,000. Rider elections are subject to Servicing Office approval if your Contract Value totals $2 million or more.
●
Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit.
●
Appendix B should be reviewed for all updates to the Investment Requirements that may be applicable to your Contract.

Important Information You Should Consider About the American Legacy® Fusion Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 1st anniversary since the Purchase Payment was invested, up to 1% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $1,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 1st anniversary since a
Purchase Payment was invested.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge
Transaction Charges
There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
Each Purchase Payment is subject to its own Premium Based Charge that will be deducted quarterly for seven years after the Purchase Payment is received. The
Premium Based Charge rate for new Purchase Payments decreases as the total amount of Purchase Payments increase.
●Charges and Other Deductions – Premium Based Charge
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.82%[1]	0.82%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.87%[1]	0.87%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.53%[1]	1.20%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

	FEES AND EXPENSES		Location in Prospectus

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and Premium Based Charges that substantially increase costs.

	Lowest Annual Cost: $2,044	Highest Annual Cost: $5,911
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No Premium Based Charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No surrender charges
●No Premium Based Charges
●No additional Purchase Payments,
transfers, or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.		●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Excess Withdrawals may result in surrender charges and Premium Based Charges. If you take a withdrawal, any surrender charge or Premium Based Charge will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Charges and Other Deductions ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
New York, including our financial strength ratings, is available upon request by calling 1-800-942-5500 or visiting www.LincolnFinancial.com.
●Principal Risks

	RESTRICTIONS	Location in Prospectus
Investments
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
●We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account
Optional Benefits
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new rider elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●The Contracts ●Living Benefit Riders ●Appendix B – Investment Requirements ●Appendix C – Discontinued Living Benefit Riders
	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts ●Principal Risks
Exchanges
●Some investment professionals may have a financial incentive to offer you a new
Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.76%[2]	6.58%	4.84%	5.90%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.01%[2]	6.32%	4.56%	5.65%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.56%[2]	0.68%	-0.05%	1.03%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.81%[2]	0.35%	-0.30%	0.78%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds® IS American High- Income Trust - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.58%[2]	9.67%	5.54%	5.32%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds® IS American High- Income Trust - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.83%[2]	9.39%	5.29%	5.06%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.54%	16.44%	8.32%	8.32%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.79%	16.11%	8.04%	8.05%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 4 advised by Capital Research and Management Company	0.78%[2]	9.93%	5.75%	5.17%
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.73%	-3.04%	-2.41%	-0.09%
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.98%	-3.32%	-2.65%	-0.33%
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.67%[2]	14.00%	7.29%	8.45%
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.92%[2]	13.70%	7.04%	8.17%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.66%[2]	13.68%	9.76%	10.74%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.91%[2]	13.39%	9.49%	10.46%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.90%[2]	2.33%	3.01%	5.81%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.15%[2]	2.12%	2.74%	5.54%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.59%	31.61%	18.83%	16.58%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.53%	24.23%	13.01%	12.20%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.78%	23.93%	12.73%	11.93%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.78%	3.16%	1.23%	4.01%
Long-term growth of capital.	American Funds® IS International Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.03%	2.93%	0.97%	3.75%
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.81%	3.48%	2.55%	3.99%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.06%	3.11%	2.28%	3.73%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after February 18, 2025.	0.90%	14.63%	5.30%	5.88%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.82%[2]	6.55%	4.54%	6.22%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.07%[2]	6.33%	4.29%	5.96%
Long-term growth of capital. A fund of funds.	American Funds® IS Portfolio Series - American Funds Global Growth Portfolio - Class 4 advised by Capital Research and Management Company	0.96%	13.64%	8.13%	N/A
To provide long-term growth of capital while providing current income. A fund of funds.	American Funds® IS Portfolio Series - American Funds Growth and Income Portfolio - Class 4 advised by Capital Research and Management Company	0.82%	12.37%	7.19%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P2 advised by Capital Research and Management Company	1.03%	8.05%	2.31%	N/A
Long-term growth of capital and current income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P2 advised by Capital Research and Management Company	0.91%	12.26%	4.39%	N/A
Long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P2 advised by Capital Research and Management Company	0.95%	13.84%	5.74%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.48%[2]	1.16%	0.32%	1.67%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.73%[2]	0.98%	0.07%	1.42%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.50%[2]	0.75%	0.14%	1.10%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.75%[2]	0.44%	-0.13%	0.84%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds® IS Ultra-Short Bond Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.56%	4.89%	2.01%	1.28%
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds® IS Ultra-Short Bond Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.81%	4.62%	1.76%	1.03%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.50%[2]	19.14%	12.18%	10.26%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.75%[2]	18.85%	11.92%	9.99%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	10.74%	6.41%	6.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 16, 2016.	0.94%	9.49%	4.19%	4.56%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 16, 2016.	0.98%	11.87%	4.88%	5.08%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	11.61%	6.76%	6.74%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	8.09%	4.63%	4.73%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	2.88%	0.75%	1.11%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value among one or more of the following Subaccounts only: American Funds® IS Managed Risk Asset Allocation Fund, American Funds® IS Portfolio Series — Managed Risk Global Allocation Portfolio, American Funds® IS Portfolio Series — Managed Risk Growth and Income Portfolio, American Funds® IS Portfolio Series — Managed Risk Growth Portfolio, LVIP American Preservation Fund, LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Investment Requirements for Lincoln Market Select® Advantage. If you elect Lincoln Market Select® Advantage, or if you are transitioning from this rider to i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available; refer to Appendix A – Funds Available Under The Contract for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund American Funds® IS The Bond Fund of America American Funds® IS U.S. Government Securities Fund	American Funds® IS American High-Income Trust American Funds® IS Asset Allocation Fund American Funds® IS Capital Income Builder

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
LVIP American Preservation Fund
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Portfolio Series – American Funds Global Growth
Portfolio
American Funds® IS Portfolio Series – American Funds Growth and Income
Portfolio
American Funds® IS Ultra-Short Bond Fund
American Funds® IS Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
American Funds® IS American Funds Mortgage Fund
●
American Funds® IS Asset Allocation Fund
●
American Funds® IS Global Balanced Fund
●
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
●
American Funds® IS The Bond Fund of America
●
American Funds® IS U.S. Government Securities Fund
●
LVIP American Balanced Allocation Fund
●
LVIP American Growth Allocation Fund
●
LVIP American Income Allocation Fund
●
LVIP American Preservation Fund
The fixed account, if available, is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available:
●
American Funds Select Growth Model
You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for all other Living Benefit Riders. At this time, the Subaccount groups for Living Benefit Riders other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), Lincoln Market Select® Advantage, or if you are transitioning from this rider to i4LIFE® Advantage Select Guaranteed Income Benefit are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value.	Group 2 Investments cannot exceed 70% of Contract Value or Account Value.	Group 3 Investments cannot exceed 10% of Contract Value or Account Value.
American Funds® IS American Funds Mortgage
Fund
American Funds® IS Capital World Bond Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities
Fund
LVIP American Preservation Fund
	All other Subaccounts except as described below.	No Subaccounts at this time.
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
American Funds® IS American Funds Mortgage Fund
●
American Funds® IS Asset Allocation Fund
●
American Funds® IS Capital World Bond Fund
●
American Funds® IS Global Balanced Fund
●
American Funds® IS Managed Risk Asset Allocation Fund
●
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
●
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
●
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
●
American Funds® IS The Bond Fund of America
●
American Funds® IS U.S. Government Securities Fund
●
LVIP American Balanced Allocation Fund
●
LVIP American Global Balanced Allocation Managed Risk Fund
●
LVIP American Global Growth Allocation Managed Risk Fund
●
LVIP American Growth Allocation Fund
●
LVIP American Income Allocation Fund
●
LVIP American Preservation Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-176216; 811-08441
EDGAR Contract Identifier C000105812